PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software, net
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Office building	19,470	19,525	51,142
Computer and electronic equipment	57,856	58,351	60,402
Furniture and office equipment	10,065	10,386	13,895
Leasehold improvements	30,069	28,377	9,339
Software	46,008	54,492	53,563
Total property and equipment	163,468	171,131	188,340
Accumulated depreciation and amortization	(79,147)	(104,284)	(95,655)
Impairment loss for technology of discontinued online lending information services	(20,925)	(23,296)	(23,296)
Property, equipment, net	63,396	43,551	69,389